Common Stock - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common stock, shares authorized | shares	150,000,000	120,000,000	120,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	The holders of shares of common stock are entitled to one vote for each share of common stock held on all matters submitted to a vote of the Company's stockholders.	The holders of shares of common stock are entitled to one vote for each share of common stock held on all matters submitted to a vote of the Company's stockholders.
Common stock, number of votes per share | Vote	1	1